Average Annual Total Returns	Prospectus #1 Delaware Ivy Asset Strategy Fund MSCI ACWI (All Country World Index) (gross) 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund MSCI ACWI (All Country World Index) (gross) 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund MSCI ACWI (All Country World Index) (gross) 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Morningstar World Allocation Category Average 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Morningstar World Allocation Category Average 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Morningstar World Allocation Category Average 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class B 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class B 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class B 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class E 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class E 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class E 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y 10 years	Prospectus #1 Delaware Ivy Balanced Fund S&P 500® Index 1 year	Prospectus #1 Delaware Ivy Balanced Fund S&P 500® Index 5 years	Prospectus #1 Delaware Ivy Balanced Fund S&P 500® Index 10 years	Prospectus #1 Delaware Ivy Balanced Fund Bloomberg Barclays US Government/Credit Index 1 year	Prospectus #1 Delaware Ivy Balanced Fund Bloomberg Barclays US Government/Credit Index 5 years	Prospectus #1 Delaware Ivy Balanced Fund Bloomberg Barclays US Government/Credit Index 10 years	Prospectus #1 Delaware Ivy Balanced Fund Morningstar Allocation 50% to 70% Equity Category Average 1 year	Prospectus #1 Delaware Ivy Balanced Fund Morningstar Allocation 50% to 70% Equity Category Average 5 years	Prospectus #1 Delaware Ivy Balanced Fund Morningstar Allocation 50% to 70% Equity Category Average 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class A 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class A 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class A 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class B 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class B 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class B 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class C 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class C 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class C 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class I 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class I 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class I 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class R6 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class R6 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Balanced Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Balanced Fund Class R 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class R 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class R Lifetime	Prospectus #1 Delaware Ivy Balanced Fund Class R Inception Date	Prospectus #1 Delaware Ivy Balanced Fund Class Y 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class Y 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class Y 10 years	Prospectus #1 Delaware Ivy Core Equity Fund S&P 500® Index 1 year	Prospectus #1 Delaware Ivy Core Equity Fund S&P 500® Index 5 years	Prospectus #1 Delaware Ivy Core Equity Fund S&P 500® Index 10 years	Prospectus #1 Delaware Ivy Core Equity Fund Morningstar Large Blend Category Average 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Morningstar Large Blend Category Average 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Morningstar Large Blend Category Average 10 years	Prospectus #1 Delaware Ivy Core Equity Fund Class A 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class A 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class A 10 years	Prospectus #1 Delaware Ivy Core Equity Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Core Equity Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Core Equity Fund Class B 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class B 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class B 10 years	Prospectus #1 Delaware Ivy Core Equity Fund Class C 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class C 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class C 10 years	Prospectus #1 Delaware Ivy Core Equity Fund Class E 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class E 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class E 10 years	Prospectus #1 Delaware Ivy Core Equity Fund Class I 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class I 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class I 10 years	Prospectus #1 Delaware Ivy Core Equity Fund Class R6 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class R6 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Core Equity Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Core Equity Fund Class R 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class R 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class R Lifetime	Prospectus #1 Delaware Ivy Core Equity Fund Class R Inception Date	Prospectus #1 Delaware Ivy Core Equity Fund Class Y 1 year	Prospectus #1 Delaware Ivy Core Equity Fund Class Y 5 years	Prospectus #1 Delaware Ivy Core Equity Fund Class Y 10 years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund MSCI Emerging Markets Index (net) 1 year	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund MSCI Emerging Markets Index (net) 5 years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund MSCI Emerging Markets Index (net) 10 years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund MSCI Emerging Markets Index (gross) 1 year	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund MSCI Emerging Markets Index (gross) 5 years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund MSCI Emerging Markets Index (gross) 10 years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Morningstar Diversified Emerging Markets Category Average 1 year	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Morningstar Diversified Emerging Markets Category Average 5 years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Morningstar Diversified Emerging Markets Category Average 10 years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class A 1 year	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class A 5 years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class A 10 years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class B 1 year	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class B 5 years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class B 10 years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class C 1 year	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class C 5 years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class C 10 years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class I 1 year	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class I 5 years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class I 10 years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class R6 1 year	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class R6 5 years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class R 1 year	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class R 5 years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class R Lifetime	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class R Inception Date	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class Y 1 year	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class Y 5 years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class Y 10 years	Prospectus #1 Delaware Ivy Energy Fund S&P 1500 Energy Sector Index 1 year	Prospectus #1 Delaware Ivy Energy Fund S&P 1500 Energy Sector Index 5 years	Prospectus #1 Delaware Ivy Energy Fund S&P 1500 Energy Sector Index 10 years	Prospectus #1 Delaware Ivy Energy Fund Morningstar Equity Energy Category Average 1 year	Prospectus #1 Delaware Ivy Energy Fund Morningstar Equity Energy Category Average 5 years	Prospectus #1 Delaware Ivy Energy Fund Morningstar Equity Energy Category Average 10 years	Prospectus #1 Delaware Ivy Energy Fund Class A 1 year	Prospectus #1 Delaware Ivy Energy Fund Class A 5 years	Prospectus #1 Delaware Ivy Energy Fund Class A 10 years	Prospectus #1 Delaware Ivy Energy Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Energy Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Energy Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Energy Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Energy Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Energy Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Energy Fund Class B 1 year	Prospectus #1 Delaware Ivy Energy Fund Class B 5 years	Prospectus #1 Delaware Ivy Energy Fund Class B 10 years	Prospectus #1 Delaware Ivy Energy Fund Class C 1 year	Prospectus #1 Delaware Ivy Energy Fund Class C 5 years	Prospectus #1 Delaware Ivy Energy Fund Class C 10 years	Prospectus #1 Delaware Ivy Energy Fund Class I 1 year	Prospectus #1 Delaware Ivy Energy Fund Class I 5 years	Prospectus #1 Delaware Ivy Energy Fund Class I 10 years	Prospectus #1 Delaware Ivy Energy Fund Class R6 1 year	Prospectus #1 Delaware Ivy Energy Fund Class R6 5 years	Prospectus #1 Delaware Ivy Energy Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Energy Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Energy Fund Class R 1 year	Prospectus #1 Delaware Ivy Energy Fund Class R 5 years	Prospectus #1 Delaware Ivy Energy Fund Class R Lifetime	Prospectus #1 Delaware Ivy Energy Fund Class R Inception Date	Prospectus #1 Delaware Ivy Energy Fund Class Y 1 year	Prospectus #1 Delaware Ivy Energy Fund Class Y 5 years	Prospectus #1 Delaware Ivy Energy Fund Class Y 10 years	Prospectus #1 Delaware Ivy Global Equity Income Fund FTSE All-World High Dividend Yield Index 1 year	Prospectus #1 Delaware Ivy Global Equity Income Fund FTSE All-World High Dividend Yield Index 5 years	Prospectus #1 Delaware Ivy Global Equity Income Fund FTSE All-World High Dividend Yield Index Lifetime	Prospectus #1 Delaware Ivy Global Equity Income Fund FTSE All-World High Dividend Yield Index Inception Date	Prospectus #1 Delaware Ivy Global Equity Income Fund Morningstar World Large-Stock Value Category Average 1 year	Prospectus #1 Delaware Ivy Global Equity Income Fund Morningstar World Large-Stock Value Category Average 5 years	Prospectus #1 Delaware Ivy Global Equity Income Fund Morningstar World Large-Stock Value Category Average Lifetime	Prospectus #1 Delaware Ivy Global Equity Income Fund Morningstar World Large-Stock Value Category Average Inception Date	Prospectus #1 Delaware Ivy Global Equity Income Fund Class A 1 year	Prospectus #1 Delaware Ivy Global Equity Income Fund Class A 5 years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class A Lifetime	Prospectus #1 Delaware Ivy Global Equity Income Fund Class A Inception Date	Prospectus #1 Delaware Ivy Global Equity Income Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Global Equity Income Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class A After Taxes on Distributions Lifetime	Prospectus #1 Delaware Ivy Global Equity Income Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Global Equity Income Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class A After Taxes on Distributions and Sales Lifetime	Prospectus #1 Delaware Ivy Global Equity Income Fund Class B 1 year	Prospectus #1 Delaware Ivy Global Equity Income Fund Class B 5 years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class B Lifetime	Prospectus #1 Delaware Ivy Global Equity Income Fund Class B Inception Date	Prospectus #1 Delaware Ivy Global Equity Income Fund Class C 1 year	Prospectus #1 Delaware Ivy Global Equity Income Fund Class C 5 years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class C Lifetime	Prospectus #1 Delaware Ivy Global Equity Income Fund Class C Inception Date	Prospectus #1 Delaware Ivy Global Equity Income Fund Class E 1 year	Prospectus #1 Delaware Ivy Global Equity Income Fund Class E Lifetime	Prospectus #1 Delaware Ivy Global Equity Income Fund Class E Inception Date	Prospectus #1 Delaware Ivy Global Equity Income Fund Class I 1 year	Prospectus #1 Delaware Ivy Global Equity Income Fund Class I 5 years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class I Lifetime	Prospectus #1 Delaware Ivy Global Equity Income Fund Class I Inception Date	Prospectus #1 Delaware Ivy Global Equity Income Fund Class R6 1 year	Prospectus #1 Delaware Ivy Global Equity Income Fund Class R6 5 years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Global Equity Income Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Global Equity Income Fund Class R 1 year	Prospectus #1 Delaware Ivy Global Equity Income Fund Class R 5 years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class R Lifetime	Prospectus #1 Delaware Ivy Global Equity Income Fund Class R Inception Date	Prospectus #1 Delaware Ivy Global Equity Income Fund Class Y 1 year	Prospectus #1 Delaware Ivy Global Equity Income Fund Class Y 5 years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class Y Lifetime	Prospectus #1 Delaware Ivy Global Equity Income Fund Class Y Inception Date	Prospectus #1 Delaware Ivy Global Growth Fund MSCI World Index 1 year	Prospectus #1 Delaware Ivy Global Growth Fund MSCI World Index 5 years	Prospectus #1 Delaware Ivy Global Growth Fund MSCI World Index 10 years	Prospectus #1 Delaware Ivy Global Growth Fund Morningstar World Large-Stock Growth Category Average 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Morningstar World Large-Stock Growth Category Average 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Morningstar World Large-Stock Growth Category Average 10 years	Prospectus #1 Delaware Ivy Global Growth Fund Class A 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class A 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class A 10 years	Prospectus #1 Delaware Ivy Global Growth Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Global Growth Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Global Growth Fund Class B 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class B 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class B 10 years	Prospectus #1 Delaware Ivy Global Growth Fund Class C 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class C 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class C 10 years	Prospectus #1 Delaware Ivy Global Growth Fund Class I 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class I 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class I 10 years	Prospectus #1 Delaware Ivy Global Growth Fund Class R6 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class R6 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Global Growth Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Global Growth Fund Class R 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class R 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class R Lifetime	Prospectus #1 Delaware Ivy Global Growth Fund Class R Inception Date	Prospectus #1 Delaware Ivy Global Growth Fund Class Y 1 year	Prospectus #1 Delaware Ivy Global Growth Fund Class Y 5 years	Prospectus #1 Delaware Ivy Global Growth Fund Class Y 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund MSCI EAFE (Europe, Australasia, Far East) Index (net) 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund MSCI EAFE (Europe, Australasia, Far East) Index (net) 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund MSCI EAFE (Europe, Australasia, Far East) Index (net) 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund MSCI EAFE (Europe, Australasia, Far East) Index (gross) 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund MSCI EAFE (Europe, Australasia, Far East) Index (gross) 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund MSCI EAFE (Europe, Australasia, Far East) Index (gross) 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund Morningstar Foreign Large Blend Category Average 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Morningstar Foreign Large Blend Category Average 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Morningstar Foreign Large Blend Category Average 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class A 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class B 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class B 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class B 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class C 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class C 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class C 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class E 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class E 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class E 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class I 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class I 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class I 10 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R6 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class R6 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy International Core Equity Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy International Core Equity Fund Class R 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class R 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R Lifetime	Prospectus #1 Delaware Ivy International Core Equity Fund Class R Inception Date	Prospectus #1 Delaware Ivy International Core Equity Fund Class Y 1 year	Prospectus #1 Delaware Ivy International Core Equity Fund Class Y 5 years	Prospectus #1 Delaware Ivy International Core Equity Fund Class Y 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Russell 1000® Growth Index 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Russell 1000® Growth Index 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Russell 1000® Growth Index 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Morningstar Large Growth Category Average 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Morningstar Large Growth Category Average 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Morningstar Large Growth Category Average 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class B 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class B 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class B 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class C 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class C 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class C 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class E 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class E 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class E 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class I 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class I 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class I 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R6 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R6 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R 10 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class Y 1 year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class Y 5 years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class Y 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Russell Midcap Growth Index 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Russell Midcap Growth Index 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Russell Midcap Growth Index 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Morningstar Mid-Cap Growth Category Average 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Morningstar Mid-Cap Growth Category Average 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Morningstar Mid-Cap Growth Category Average 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class B 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class B 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class B 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class C 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class C 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class C 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class E 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class E 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class E 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class I 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class I 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class I 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R6 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R6 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R 10 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class Y 1 year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class Y 5 years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class Y 10 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Inception Date	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Russell Midcap Index 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Russell Midcap Index 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Russell Midcap Index Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Russell Midcap Index Inception Date	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Morningstar Mid-Cap Value Category Average 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Morningstar Mid-Cap Value Category Average 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Morningstar Mid-Cap Value Category Average Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Morningstar Mid-Cap Value Category Average Inception Date	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A After Taxes on Distributions Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A After Taxes on Distributions and Sales Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class C 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class C 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class C Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class I 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class I 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class I Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R6 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R6 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R Lifetime	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class Y 1 year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class Y 5 years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class Y Lifetime	Prospectus #1 Delaware Ivy Science and Technology Fund S&P North American Technology Sector Index 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund S&P North American Technology Sector Index 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund S&P North American Technology Sector Index 10 years	Prospectus #1 Delaware Ivy Science and Technology Fund Morningstar Technology Category Average 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Morningstar Technology Category Average 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Morningstar Technology Category Average 10 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class A 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A 10 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class B 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class B 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class B 10 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class C 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class C 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class C 10 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class E 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class E 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class E 10 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class I 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class I 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class I 10 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R6 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class R6 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Science and Technology Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Science and Technology Fund Class R 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class R 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R 10 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class Y 1 year	Prospectus #1 Delaware Ivy Science and Technology Fund Class Y 5 years	Prospectus #1 Delaware Ivy Science and Technology Fund Class Y 10 years	Prospectus #1 Delaware Ivy Small Cap Core Fund Russell 2000 Index 1 year	Prospectus #1 Delaware Ivy Small Cap Core Fund Russell 2000 Index 5 years	Prospectus #1 Delaware Ivy Small Cap Core Fund Russell 2000 Index 10 years	Prospectus #1 Delaware Ivy Small Cap Core Fund Morningstar Small Blend Category Average 1 year	Prospectus #1 Delaware Ivy Small Cap Core Fund Morningstar Small Blend Category Average 5 years	Prospectus #1 Delaware Ivy Small Cap Core Fund Morningstar Small Blend Category Average 10 years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class A 1 year	Prospectus #1 Delaware Ivy Small Cap Core Fund Class A 5 years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class A 10 years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Small Cap Core Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Small Cap Core Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class B 1 year	Prospectus #1 Delaware Ivy Small Cap Core Fund Class B 5 years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class B 10 years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class C 1 year	Prospectus #1 Delaware Ivy Small Cap Core Fund Class C 5 years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class C 10 years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class I 1 year	Prospectus #1 Delaware Ivy Small Cap Core Fund Class I 5 years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class I 10 years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class R6 1 year	Prospectus #1 Delaware Ivy Small Cap Core Fund Class R6 5 years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Small Cap Core Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Small Cap Core Fund Class R 1 year	Prospectus #1 Delaware Ivy Small Cap Core Fund Class R 5 years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class R Lifetime	Prospectus #1 Delaware Ivy Small Cap Core Fund Class R Inception Date	Prospectus #1 Delaware Ivy Small Cap Core Fund Class Y 1 year	Prospectus #1 Delaware Ivy Small Cap Core Fund Class Y 5 years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class Y 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Russell 2000 Growth Index 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Russell 2000 Growth Index 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Russell 2000 Growth Index 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Morningstar Small Growth Category Average 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Morningstar Small Growth Category Average 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Morningstar Small Growth Category Average 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class B 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class B 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class B 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class C 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class C 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class C 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class E 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class E 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class E 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class I 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class I 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class I 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R6 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R6 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R 10 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class Y 1 year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class Y 5 years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class Y 10 years	Prospectus #1 Delaware Ivy Value Fund Russell 1000® Value Index 1 year	Prospectus #1 Delaware Ivy Value Fund Russell 1000® Value Index 5 years	Prospectus #1 Delaware Ivy Value Fund Russell 1000® Value Index 10 years	Prospectus #1 Delaware Ivy Value Fund Morningstar Large Value Category Average 1 year	Prospectus #1 Delaware Ivy Value Fund Morningstar Large Value Category Average 5 years	Prospectus #1 Delaware Ivy Value Fund Morningstar Large Value Category Average 10 years	Prospectus #1 Delaware Ivy Value Fund Class A 1 year	Prospectus #1 Delaware Ivy Value Fund Class A 5 years	Prospectus #1 Delaware Ivy Value Fund Class A 10 years	Prospectus #1 Delaware Ivy Value Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Value Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Value Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Value Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Value Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Value Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Value Fund Class B 1 year	Prospectus #1 Delaware Ivy Value Fund Class B 5 years	Prospectus #1 Delaware Ivy Value Fund Class B 10 years	Prospectus #1 Delaware Ivy Value Fund Class C 1 year	Prospectus #1 Delaware Ivy Value Fund Class C 5 years	Prospectus #1 Delaware Ivy Value Fund Class C 10 years	Prospectus #1 Delaware Ivy Value Fund Class I 1 year	Prospectus #1 Delaware Ivy Value Fund Class I 5 years	Prospectus #1 Delaware Ivy Value Fund Class I 10 years	Prospectus #1 Delaware Ivy Value Fund Class R6 1 year	Prospectus #1 Delaware Ivy Value Fund Class R6 5 years	Prospectus #1 Delaware Ivy Value Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Value Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Value Fund Class R 1 year	Prospectus #1 Delaware Ivy Value Fund Class R 5 years	Prospectus #1 Delaware Ivy Value Fund Class R Lifetime	Prospectus #1 Delaware Ivy Value Fund Class R Inception Date	Prospectus #1 Delaware Ivy Value Fund Class Y 1 year	Prospectus #1 Delaware Ivy Value Fund Class Y 5 years	Prospectus #1 Delaware Ivy Value Fund Class Y 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg Barclays US Universal Index 1 year		Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg Barclays US Universal Index 5 years		Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg Barclays US Universal Index 10 years		Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg Barclays Global Credit 1-10 Year Index Hedged USD 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg Barclays Global Credit 1-10 Year Index Hedged USD 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg Barclays Global Credit 1-10 Year Index Hedged USD 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Morningstar World Bond Category Average 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Morningstar World Bond Category Average 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Morningstar World Bond Category Average 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class A 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class A 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class A 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class B 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class B 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class B 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class C 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class C 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class C 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class I 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class I 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class I 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy Global Bond Fund Class R 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class R 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class R Lifetime	Prospectus #2 Delaware Ivy Global Bond Fund Class R Inception Date	Prospectus #2 Delaware Ivy Global Bond Fund Class Y 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class Y 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class Y 10 years	Prospectus #2 Delaware Ivy Government Money Market Fund Morningstar Money Market-Taxable Category Average 1 year	Prospectus #2 Delaware Ivy Government Money Market Fund Morningstar Money Market-Taxable Category Average 5 years	Prospectus #2 Delaware Ivy Government Money Market Fund Morningstar Money Market-Taxable Category Average 10 years	Prospectus #2 Delaware Ivy Government Money Market Fund Class A 1 year	Prospectus #2 Delaware Ivy Government Money Market Fund Class A 5 years	Prospectus #2 Delaware Ivy Government Money Market Fund Class A 10 years	Prospectus #2 Delaware Ivy Government Money Market Fund Class B 1 year	Prospectus #2 Delaware Ivy Government Money Market Fund Class B 5 years	Prospectus #2 Delaware Ivy Government Money Market Fund Class B 10 years	Prospectus #2 Delaware Ivy Government Money Market Fund Class C 1 year	Prospectus #2 Delaware Ivy Government Money Market Fund Class C 5 years	Prospectus #2 Delaware Ivy Government Money Market Fund Class C 10 years	Prospectus #2 Delaware Ivy Government Money Market Fund Class E 1 year	Prospectus #2 Delaware Ivy Government Money Market Fund Class E 5 years	Prospectus #2 Delaware Ivy Government Money Market Fund Class E 10 years	Prospectus #2 Delaware Ivy Government Money Market Fund Class R6 1 year	Prospectus #2 Delaware Ivy Government Money Market Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy Government Money Market Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy High Income Fund ICE BofA US High Yield Index 1 year	Prospectus #2 Delaware Ivy High Income Fund ICE BofA US High Yield Index 5 years	Prospectus #2 Delaware Ivy High Income Fund ICE BofA US High Yield Index 10 years	Prospectus #2 Delaware Ivy High Income Fund Morningstar High-Yield Bond Category Average 1 year	Prospectus #2 Delaware Ivy High Income Fund Morningstar High-Yield Bond Category Average 5 years	Prospectus #2 Delaware Ivy High Income Fund Morningstar High-Yield Bond Category Average 10 years	Prospectus #2 Delaware Ivy High Income Fund Class A 1 year	Prospectus #2 Delaware Ivy High Income Fund Class A 5 years	Prospectus #2 Delaware Ivy High Income Fund Class A 10 years	Prospectus #2 Delaware Ivy High Income Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy High Income Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy High Income Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy High Income Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy High Income Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy High Income Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy High Income Fund Class B 1 year	Prospectus #2 Delaware Ivy High Income Fund Class B 5 years	Prospectus #2 Delaware Ivy High Income Fund Class B 10 years	Prospectus #2 Delaware Ivy High Income Fund Class C 1 year	Prospectus #2 Delaware Ivy High Income Fund Class C 5 years	Prospectus #2 Delaware Ivy High Income Fund Class C 10 years	Prospectus #2 Delaware Ivy High Income Fund Class E 1 year	Prospectus #2 Delaware Ivy High Income Fund Class E 5 years	Prospectus #2 Delaware Ivy High Income Fund Class E 10 years	Prospectus #2 Delaware Ivy High Income Fund Class I 1 year	Prospectus #2 Delaware Ivy High Income Fund Class I 5 years	Prospectus #2 Delaware Ivy High Income Fund Class I 10 years	Prospectus #2 Delaware Ivy High Income Fund Class R6 1 year	Prospectus #2 Delaware Ivy High Income Fund Class R6 5 years	Prospectus #2 Delaware Ivy High Income Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy High Income Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy High Income Fund Class R 1 year	Prospectus #2 Delaware Ivy High Income Fund Class R 5 years	Prospectus #2 Delaware Ivy High Income Fund Class R Lifetime	Prospectus #2 Delaware Ivy High Income Fund Class R Inception Date	Prospectus #2 Delaware Ivy High Income Fund Class Y 1 year	Prospectus #2 Delaware Ivy High Income Fund Class Y 5 years	Prospectus #2 Delaware Ivy High Income Fund Class Y 10 years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund FTSE EPRA Nareit Developed Index 1 year	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund FTSE EPRA Nareit Developed Index 5 years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund FTSE EPRA Nareit Developed Index Lifetime	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund FTSE EPRA Nareit Developed Index Inception Date	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Morningstar Global Real Estate Category Average 1 year	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Morningstar Global Real Estate Category Average 5 years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Morningstar Global Real Estate Category Average Lifetime	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Morningstar Global Real Estate Category Average Inception Date	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class A 1 year	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class A 5 years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class A Lifetime	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class A Inception Date	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class A After Taxes on Distributions Lifetime	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class A After Taxes on Distributions and Sales Lifetime	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class B 1 year	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class B 5 years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class B Lifetime	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class B Inception Date	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class C 1 year	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class C 5 years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class C Lifetime	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class C Inception Date	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class I 1 year	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class I 5 years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class I Lifetime	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class I Inception Date	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class R6 1 year	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class R 1 year	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class R 5 years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class R Lifetime	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class R Inception Date	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class Y 1 year	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class Y 5 years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class Y Lifetime	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class Y Inception Date	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Bloomberg Barclays 1-3 Year US Government/Credit Index 1 year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Bloomberg Barclays 1-3 Year US Government/Credit Index 5 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Bloomberg Barclays 1-3 Year US Government/Credit Index 10 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Morningstar Short-Term Bond Category Average 1 year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Morningstar Short-Term Bond Category Average 5 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Morningstar Short-Term Bond Category Average 10 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A 1 year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A 5 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A 10 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class B 1 year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class B 5 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class B 10 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class C 1 year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class C 5 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class C 10 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class E 1 year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class E 5 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class E 10 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class I 1 year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class I 5 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class I 10 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R6 1 year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R6 5 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R 1 year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R 5 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R Lifetime	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R Inception Date	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class Y 1 year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class Y 5 years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class Y 10 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Morningstar Foreign Large Blend Category Average 1 year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Morningstar Foreign Large Blend Category Average 5 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Morningstar Foreign Large Blend Category Average 10 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund MSCI ACWI (All Country World Index) ex USA Index 1 year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund MSCI ACWI (All Country World Index) ex USA Index 5 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund MSCI ACWI (All Country World Index) ex USA Index 10 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A 1 year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A 5 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A 10 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class B 1 year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class B 5 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class B 10 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class C 1 year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class C 5 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class C 10 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class I 1 year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class I 5 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class I 10 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R6 1 year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R 1 year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R 5 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R Lifetime	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R Inception Date	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class Y 1 year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class Y 5 years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class Y 10 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Bloomberg Barclays Municipal Bond Index 1 year	Prospectus #2 Delaware Ivy Municipal Bond Fund Bloomberg Barclays Municipal Bond Index 5 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Bloomberg Barclays Municipal Bond Index 10 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Morningstar Muni National Intermediate Category Average 1 year	Prospectus #2 Delaware Ivy Municipal Bond Fund Morningstar Muni National Intermediate Category Average 5 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Morningstar Muni National Intermediate Category Average 10 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A 1 year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A 5 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A 10 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class B 1 year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class B 5 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class B 10 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class C 1 year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class C 5 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class C 10 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class I 1 year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class I 5 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class I 10 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class R6 1 year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy Municipal Bond Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy Municipal Bond Fund Class Y 1 year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class Y 5 years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class Y 10 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Bloomberg Barclays Municipal High Yield Index 1 year	Prospectus #2 Delaware Ivy Municipal High Income Fund Bloomberg Barclays Municipal High Yield Index 5 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Bloomberg Barclays Municipal High Yield Index 10 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Morningstar High-Yield Muni Category Average 1 year	Prospectus #2 Delaware Ivy Municipal High Income Fund Morningstar High-Yield Muni Category Average 5 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Morningstar High-Yield Muni Category Average 10 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A 1 year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A 5 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A 10 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class B 1 year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class B 5 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class B 10 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class C 1 year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class C 5 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class C 10 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class I 1 year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class I 5 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class I 10 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class R6 1 year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy Municipal High Income Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy Municipal High Income Fund Class Y 1 year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class Y 5 years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class Y 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund S&P North American Natural Resources Sector Index 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund S&P North American Natural Resources Sector Index 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund S&P North American Natural Resources Sector Index 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund Morningstar Natural Resources Category Average 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Morningstar Natural Resources Category Average 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Morningstar Natural Resources Category Average 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class A 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class B 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class B 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class B 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class C 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class C 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class C 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class E 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class E 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class E 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class I 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class I 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class I 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R6 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class R6 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy Natural Resources Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy Natural Resources Fund Class R 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class R 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R 10 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class Y 1 year	Prospectus #2 Delaware Ivy Natural Resources Fund Class Y 5 years	Prospectus #2 Delaware Ivy Natural Resources Fund Class Y 10 years	Prospectus #2 Delaware Ivy Pzena International Value Fund MSCI EAFE (Europe, Australasia, Far East) Value Index (net) 1 year	Prospectus #2 Delaware Ivy Pzena International Value Fund MSCI EAFE (Europe, Australasia, Far East) Value Index (net) 5 years	Prospectus #2 Delaware Ivy Pzena International Value Fund MSCI EAFE (Europe, Australasia, Far East) Value Index (net) 10 years	Prospectus #2 Delaware Ivy Pzena International Value Fund MSCI EAFE (Europe, Australasia, Far East) Value Index (gross) 1 year	Prospectus #2 Delaware Ivy Pzena International Value Fund MSCI EAFE (Europe, Australasia, Far East) Value Index (gross) 5 years	Prospectus #2 Delaware Ivy Pzena International Value Fund MSCI EAFE (Europe, Australasia, Far East) Value Index (gross) 10 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Morningstar Foreign Large Value Category Average 1 year	Prospectus #2 Delaware Ivy Pzena International Value Fund Morningstar Foreign Large Value Category Average 5 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Morningstar Foreign Large Value Category Average 10 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class A 1 year	Prospectus #2 Delaware Ivy Pzena International Value Fund Class A 5 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class A 10 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy Pzena International Value Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy Pzena International Value Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class B 1 year	Prospectus #2 Delaware Ivy Pzena International Value Fund Class B 5 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class B 10 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class C 1 year	Prospectus #2 Delaware Ivy Pzena International Value Fund Class C 5 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class C 10 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class I 1 year	Prospectus #2 Delaware Ivy Pzena International Value Fund Class I 5 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class I 10 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class R6 1 year	Prospectus #2 Delaware Ivy Pzena International Value Fund Class R6 5 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy Pzena International Value Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy Pzena International Value Fund Class R 1 year	Prospectus #2 Delaware Ivy Pzena International Value Fund Class R 5 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class R Lifetime	Prospectus #2 Delaware Ivy Pzena International Value Fund Class R Inception Date	Prospectus #2 Delaware Ivy Pzena International Value Fund Class Y 1 year	Prospectus #2 Delaware Ivy Pzena International Value Fund Class Y 5 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class Y 10 years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Bloomberg Barclays US Aggregate Bond Index 1 year	Prospectus #2 Delaware Ivy Securian Core Bond Fund Bloomberg Barclays US Aggregate Bond Index 5 years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Bloomberg Barclays US Aggregate Bond Index 10 years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Morningstar Intermediate Core-Plus Bond Category Average 1 year	Prospectus #2 Delaware Ivy Securian Core Bond Fund Morningstar Intermediate Core-Plus Bond Category Average 5 years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Morningstar Intermediate Core-Plus Bond Category Average 10 years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class A 1 year	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class A 5 years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class A 10 years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class B 1 year	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class B 5 years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class B 10 years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class C 1 year	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class C 5 years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class C 10 years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class E 1 year	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class E 5 years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class E 10 years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class I 1 year	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class I 5 years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class I 10 years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class R6 1 year	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class R6 5 years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class R 1 year	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class R 5 years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class R Lifetime	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class R Inception Date	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class Y 1 year	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class Y 5 years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class Y 10 years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund FTSE Nareit Equity REITs Index 1 year	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund FTSE Nareit Equity REITs Index 5 years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund FTSE Nareit Equity REITs Index 10 years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Morningstar Real Estate Category Average 1 year	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Morningstar Real Estate Category Average 5 years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Morningstar Real Estate Category Average 10 years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class A 1 year	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class A 5 years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class A 10 years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class B 1 year	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class B 5 years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class B 10 years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class C 1 year	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class C 5 years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class C 10 years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class E 1 year	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class E 5 years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class E 10 years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class I 1 year	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class I 5 years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class I 10 years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class R6 1 year	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class R6 5 years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class R 1 year	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class R 5 years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class R 10 years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class Y 1 year	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class Y 5 years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class Y 10 years
Total	16.26%	12.26%	9.13%	6.18%	7.01%	5.54%	9.48%	7.11%	5.32%	8.56%	5.58%	3.94%	5.89%	5.24%	3.98%	8.47%	6.88%	5.06%	12.55%	7.09%	4.93%	10.69%	7.45%	5.47%	13.75%	8.17%	5.97%	13.87%	8.31%	4.49%	Jul. 31, 2014	13.08%	7.53%	5.34%	13.47%	7.91%	5.72%	18.40%	15.22%	13.88%	8.92%	4.98%	4.19%	11.72%	8.99%	7.90%	10.33%	8.14%	8.35%	8.51%	6.46%	7.13%	7.17%	6.08%	6.54%	9.41%	7.93%	8.08%	13.50%	8.15%	7.98%	14.63%	9.19%	9.02%	14.80%	9.36%	8.06%	Jul. 31, 2014	13.94%	8.54%	8.75%	Dec. 19, 2012	14.34%	8.93%	8.75%	18.40%	15.22%	13.88%	15.83%	13.20%	11.78%	17.49%	12.87%	12.08%	16.78%	10.90%	10.45%	10.84%	9.81%	9.57%	16.51%	12.36%	11.59%	20.70%	12.73%	11.59%	18.83%	13.07%	12.11%	22.01%	13.94%	12.80%	22.19%	14.08%	11.69%	Jul. 31, 2014	21.31%	13.24%	12.86%	Dec. 19, 2012	21.96%	13.93%	12.74%	18.31%	12.81%	3.63%	18.69%	13.22%	4.00%	17.90%	11.75%	3.63%	30.30%	15.03%	5.74%	30.02%	14.88%	5.52%	18.06%	12.07%	4.54%	29.64%	14.62%	5.21%	34.02%	15.04%	5.32%	35.55%	16.35%	6.57%	35.61%	16.41%	9.98%	Jul. 31, 2014	34.61%	15.54%	9.01%	Dec. 19, 2012	35.07%	15.95%	6.25%	(33.81%)	(6.02%)	(3.43%)	(24.54%)	(9.67%)	(8.81%)	(40.88%)	(13.98%)	(9.37%)	(41.18%)	(14.08%)	(9.43%)	(23.98%)	(9.79%)	(6.27%)	(41.67%)	(14.27%)	(9.65%)	(39.22%)	(13.98%)	(9.66%)	(38.51%)	(13.06%)	(8.70%)	(38.52%)	(12.97%)	(16.90%)	Jul. 31, 2014	(38.98%)	(13.62%)	(10.36%)	Dec. 19, 2012	(38.71%)	(13.31%)	(8.95%)	(0.32%)	7.04%	7.88%	Jun. 04, 2012	2.50%	7.57%	9.10%	Jun. 04, 2012	(0.02%)	6.53%	8.31%	Jun. 04, 2012	(0.80%)	5.05%	6.86%	0.46%	4.83%	6.39%	(1.09%)	6.41%	8.07%	Jun. 04, 2012	2.71%	6.54%	8.03%	Jun. 04, 2012	1.11%	3.17%	Feb. 26, 2018	3.90%	7.63%	9.13%	Jun. 04, 2012	4.04%	7.80%	5.92%	Jul. 31, 2014	3.24%	6.98%	7.05%	Dec. 19, 2012	3.61%	7.36%	8.86%	Jun. 04, 2012	15.90%	12.19%	9.87%	32.67%	16.30%	11.89%	16.32%	10.48%	8.21%	14.91%	9.22%	7.45%	10.61%	8.07%	6.53%	15.11%	9.89%	7.72%	19.45%	10.37%	7.70%	20.87%	11.62%	8.96%	21.03%	11.79%	9.25%	Jul. 31, 2014	20.14%	10.95%	9.37%	Dec. 19, 2012	20.54%	11.32%	8.68%	7.82%	7.45%	5.51%	8.28%	7.97%	6.00%	9.30%	7.57%	5.33%	3.32%	4.55%	4.26%	3.08%	3.75%	3.42%	2.14%	3.37%	3.21%	2.19%	4.22%	3.91%	6.32%	4.59%	3.94%	4.47%	4.75%	4.31%	7.56%	5.71%	5.03%	7.54%	5.78%	3.63%	Jul. 31, 2014	6.74%	5.00%	5.85%	Dec. 19, 2012	7.13%	5.36%	4.72%	38.49%	21.00%	17.21%	35.86%	18.30%	15.14%	26.17%	18.07%	15.32%	24.26%	15.85%	13.57%	16.77%	14.07%	12.35%	25.64%	17.75%	14.88%	29.67%	18.00%	14.86%	27.35%	18.23%	15.40%	31.19%	19.25%	16.06%	31.20%	19.36%	17.36%	Jul. 31, 2014	30.21%	18.47%	15.34%	30.69%	18.94%	15.81%	35.59%	18.66%	15.04%	39.26%	17.80%	13.83%	43.24%	21.60%	14.66%	40.03%	19.59%	12.98%	27.72%	17.11%	11.70%	43.07%	21.35%	14.31%	47.28%	21.58%	14.23%	44.64%	21.81%	14.61%	49.00%	22.88%	15.44%	48.98%	22.98%	17.81%	Jul. 31, 2014	47.86%	22.07%	14.71%	48.43%	22.50%	15.13%	Oct. 01, 2014	17.10%	13.40%	11.42%	Oct. 01, 2014	2.63%	8.67%	6.84%	Oct. 01, 2014	4.02%	11.44%	9.79%	3.60%	10.90%	9.28%	2.58%	8.98%	7.71%	7.00%	11.42%	9.62%	8.27%	12.64%	10.79%	8.27%	12.70%	10.84%	7.46%	11.85%	10.02%	7.84%	12.25%	10.42%	45.15%	27.23%	20.57%	55.91%	25.41%	17.79%	31.31%	20.37%	16.75%	28.72%	18.24%	15.38%	20.33%	16.10%	13.85%	30.89%	20.15%	16.43%	35.03%	20.34%	16.31%	32.52%	20.51%	16.76%	36.32%	21.52%	17.48%	36.52%	21.70%	16.56%	Jul. 31, 2014	35.53%	20.80%	16.78%	36.06%	21.25%	17.20%	19.96%	13.26%	11.20%	10.99%	10.50%	9.83%	3.30%	10.77%	8.57%	3.30%	9.49%	6.74%	1.95%	8.20%	6.39%	2.01%	10.40%	8.09%	6.27%	10.79%	8.20%	7.56%	12.04%	9.46%	7.60%	12.13%	9.35%	Jul. 31, 2014	6.77%	11.30%	10.74%	Dec. 19, 2012	7.15%	11.67%	9.13%	34.63%	16.36%	13.48%	38.62%	17.75%	13.69%	33.67%	17.33%	13.19%	30.83%	14.73%	11.05%	21.74%	13.37%	10.32%	33.28%	17.04%	12.76%	37.50%	17.35%	12.83%	34.99%	17.56%	13.24%	39.05%	18.61%	14.03%	39.08%	18.70%	15.47%	Jul. 31, 2014	38.07%	17.83%	13.32%	38.52%	18.25%	13.71%	2.80%	9.74%	10.50%	2.91%	9.42%	9.73%	(2.01%)	7.32%	8.31%	(2.83%)	6.03%	7.00%	(0.75%)	5.57%	6.51%	(3.53%)	6.80%	7.81%	0.66%	7.30%	7.93%	1.76%	8.41%	9.07%	1.95%	8.59%	6.63%	Jul. 31, 2014	1.10%	7.75%	9.30%	Dec. 19, 2012	1.19%	8.04%	8.76%	7.58%	[1]	4.87%	[1]	4.16%	[1]	5.74%	5.23%	4.69%	8.35%	4.66%	2.41%	5.23%	5.06%	2.99%	4.13%	4.04%	1.77%	3.07%	3.46%	1.77%	3.32%	4.69%	2.63%	7.17%	4.81%	2.48%	8.22%	5.88%	3.50%	8.24%	5.87%	3.40%	Jul. 31, 2014	7.46%	5.09%	2.63%	Dec. 19, 2012	8.08%	5.61%	3.25%	0.29%	0.80%	0.40%	0.27%	0.67%	0.34%	(3.94%)	none	0.21%	0.05%	0.22%	0.12%	0.35%	0.74%	0.38%	0.36%	1.13%	Jul. 05, 2017	6.17%	8.43%	6.62%	4.91%	6.75%	5.55%	2.73%	6.97%	6.05%	(0.11%)	3.89%	2.83%	1.45%	3.95%	3.23%	0.59%	6.55%	5.68%	4.58%	6.76%	5.58%	2.66%	6.80%	5.78%	5.55%	7.77%	6.58%	5.71%	7.94%	4.63%	Jul. 31, 2014	4.92%	7.13%	4.74%	Dec. 19, 2012	5.32%	7.52%	6.33%	(8.18%)	4.72%	4.83%	Apr. 01, 2013	(5.43%)	5.14%	4.37%	Apr. 01, 2013	(8.26%)	2.82%	3.10%	Apr. 01, 2013	(9.35%)	1.42%	1.83%	(4.90%)	1.62%	1.88%	(9.09%)	2.61%	2.68%	Apr. 01, 2013	(5.54%)	2.68%	2.59%	Apr. 01, 2013	(4.50%)	3.89%	3.75%	Apr. 01, 2013	(4.49%)	4.38%	Jul. 05, 2017	(5.22%)	3.14%	3.05%	Apr. 01, 2013	(4.78%)	3.68%	3.75%	Apr. 01, 2013	3.33%	2.21%	1.60%	3.81%	2.68%	2.11%	1.18%	1.93%	1.59%	0.55%	1.19%	0.88%	0.69%	1.14%	0.92%	(1.24%)	1.34%	1.15%	3.00%	1.69%	1.09%	1.14%	1.86%	1.50%	4.01%	2.69%	2.09%	4.17%	2.85%	2.37%	Jul. 31, 2014	3.40%	2.08%	1.25%	Dec. 19, 2012	3.79%	2.45%	1.84%	9.30%	7.57%	5.33%	10.65%	8.93%	4.92%	10.49%	7.03%	4.62%	10.28%	6.05%	4.01%	6.36%	5.31%	3.55%	10.11%	6.95%	4.27%	14.05%	7.19%	4.27%	14.59%	8.11%	5.28%	14.67%	7.40%	Jul. 05, 2017	14.32%	7.67%	6.35%	Dec. 19, 2012	14.55%	7.93%	5.10%	5.21%	3.91%	4.63%	4.51%	3.23%	3.89%	1.33%	2.19%	3.47%	1.33%	2.12%	3.43%	1.75%	2.24%	3.32%	(1.13%)	1.66%	3.10%	2.99%	1.86%	2.91%	4.04%	2.87%	3.92%	4.17%	3.50%	Jul. 05, 2017	3.91%	2.71%	3.73%	4.89%	6.56%	6.86%	3.45%	4.56%	5.92%	1.48%	2.73%	4.60%	1.47%	2.72%	4.58%	2.31%	2.99%	4.55%	(0.67%)	2.34%	4.23%	3.38%	2.55%	4.11%	4.39%	3.51%	5.08%	4.41%	4.11%	Jul. 05, 2017	4.09%	3.27%	4.87%	(19.01%)	(0.08%)	(2.83%)	16.37%	10.15%	1.38%	(15.42%)	(2.17%)	(6.48%)	(15.48%)	(2.33%)	(6.55%)	(9.09%)	(1.69%)	(4.56%)	(18.45%)	(3.33%)	(6.88%)	(13.12%)	(2.10%)	(6.74%)	(14.10%)	(1.49%)	(6.04%)	(11.86%)	(0.91%)	(5.67%)	(11.72%)	(0.74%)	(7.85%)	Jul. 31, 2014	(12.38%)	(1.48%)	(6.22%)	(12.08%)	(1.15%)	(5.89%)	(2.63%)	4.20%	3.37%	(2.10%)	4.82%	3.96%	0.88%	5.34%	3.61%	2.27%	5.48%	3.67%	2.01%	4.56%	3.19%	1.53%	4.11%	2.81%	(0.50%)	4.25%	3.05%	5.22%	5.56%	3.40%	6.48%	6.71%	4.54%	6.69%	6.89%	2.16%	Jul. 31, 2014	5.92%	6.10%	4.81%	Dec. 19, 2012	6.29%	6.46%	4.33%	7.51%	4.44%	3.84%	8.06%	4.86%	4.25%	4.01%	4.18%	3.92%	2.26%	2.83%	2.64%	2.43%	2.62%	2.47%	1.72%	3.59%	3.39%	5.87%	3.96%	3.41%	3.95%	4.17%	3.87%	7.14%	5.17%	4.57%	7.14%	5.21%	4.34%	Jul. 31, 2014	6.32%	4.42%	3.23%	Dec. 19, 2012	6.71%	4.78%	4.24%	(8.00%)	4.77%	8.31%	(4.49%)	5.26%	8.07%	(6.85%)	3.64%	7.21%	(7.46%)	1.49%	5.70%	(3.97%)	2.43%	5.47%	(8.19%)	3.23%	6.73%	(4.27%)	3.57%	6.79%	(5.70%)	3.89%	7.31%	(3.10%)	4.77%	8.07%	(2.93%)	4.94%	6.43%	Jul. 31, 2014	(3.70%)	4.15%	7.43%	(3.29%)	4.55%	7.83%

[1]	Effective Aug. 24, 2020, the Fund’s new benchmark index is Bloomberg Barclays US Universal Index. The Manager believes that this index is more consistent with the investment philosophy of the Fund and more reflective of the types of securities in which the Fund invests than the previous benchmark index. Both the new benchmark index and the Fund’s previous benchmark index noted above are included in this Prospectus for comparison purposes.